Subsequent events	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
On July 2, 2024, the Company announced the formal approval by the shareholders meeting of the name change from Euronav NV to CMB.TECH NV. The name change will be effective as of October 1, 2024. In the same meeting the distribution to shareholders of USD 0.88 per share from the available share premium and the intermediary dividend to shareholders of USD 0.27 per share has been approved.
On August 5, 2024, the Company took delivery of the Mineral Italia (2024 – 210,000 dwt).
On August 6, 2024, the Company took delivery of the CMA CGM Etosha (2024 – 6,000 TEU).
On August 8, 2024, the Company took delivery of the Bochem New Orleans (2024 – 25,000 dwt).